UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2015

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.2%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/19	5,000,000		5,599,750
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,613,220
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		1,005,830
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	a	9,954,280
Alaska--.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		3,155,700
Arizona--1.3%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development
Revenue (Arizona State
University)	5.00	8/1/31	3,770,000		4,332,371
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,680,000		2,503,120
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	3,500,000		3,921,085
California--7.5%
Bay Area Toll Authority,
San Francisco Bay Area

Subordinate Lien Toll Bridge
Revenue	5.00	4/1/43	3,900,000		4,385,472
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/19	2,000,000	b	2,279,200
California,
GO	5.25	10/1/16	295,000		299,994
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,894,850
California,
GO (Various Purpose)	5.75	4/1/31	1,700,000		1,962,446
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,258,147
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,585,330
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/27	5,260,000		6,272,603
California State Public Works
Board, LR (Department of State
Hospitals) (Coalinga State
Hospital)	5.00	6/1/25	8,325,000		9,860,130
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,582,100
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	c	1,352,830
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,255,000		1,238,484
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	1,125,000		1,291,624
Los Angeles,

Wastewater System Revenue
(Prerefunded)	5.75	6/1/19	1,375,000	b	1,599,606
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/30	1,000,000		1,120,490
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,200,180
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,200,760
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,737,822
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,164,360
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	0.00	9/1/21	1,615,000	c	1,468,051
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	b	2,318,660
Colorado--2.5%
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/43	15,000,000		16,716,300
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	b	1,219,200
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,349,280
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,120,500
Connecticut--1.6%

Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	5,000,000	5,876,600
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/33	5,740,000	6,730,494
District of Columbia--.9%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	4,536,080
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,971,515
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000	1,124,050
Florida--7.7%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,879,988
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Corp.)	5.00	4/1/36	1,800,000	1,810,314
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	15,500,000	18,574,580
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000	4,107,741
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/21	2,145,000	2,540,838
Florida Municipal Power Agency,
All-Requirements Power Supply

Project Revenue	5.00	10/1/31	2,000,000		2,319,960
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,789,391
Hillsborough County Aviation
Authority, Customer Facility
Charge Revenue (Tampa
International Airport)	5.00	10/1/44	3,500,000		3,865,085
Jacksonville Electric Authority,
Electric System Subordinated
Revenue	5.00	10/1/28	2,000,000		2,364,680
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000		1,835,220
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention
Village)	5.00	2/1/35	1,500,000		1,666,875
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,468,000
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Prerefunded)	5.75	4/1/16	1,250,000	b	1,272,987
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,934,900
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,964,006
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.24	11/15/23	2,250,000	d	2,148,750
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,107,110

Georgia--2.8%
Atlanta,
Airport General Revenue	5.00	1/1/20	3,000,000		3,448,050
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,355,700
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	1,640,000	b	1,947,533
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/40	1,750,000		2,028,425
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project) (Prerefunded)	6.25	6/15/18	3,895,000	b	4,412,490
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.63	6/15/18	315,000	b	352,003
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.63	6/15/18	1,685,000	b	1,882,937
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000		5,837,800
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Corp.)	5.00	6/15/32	1,240,000		1,336,571
Idaho--1.2%

Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)
(Prerefunded)	7.38	6/1/18	5,600,000	b	6,491,072
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group) (Prerefunded)	6.13	12/1/18	2,500,000	b	2,881,300
Illinois--12.5%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.25	1/1/31	7,500,000		8,564,700
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/34	7,300,000		8,242,722
Chicago,
GO	5.00	1/1/34	4,625,000		4,648,402
Chicago,
GO	5.00	1/1/34	1,250,000		1,261,687
Chicago,
GO (Neighborhoods Alive 21
Program)	5.50	1/1/31	1,645,000		1,757,650
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,606,829
Chicago Park District,
Limited Tax GO (Insured; Build
America Mutual Assurance
Company)	5.00	1/1/29	2,895,000		3,200,596
Greater Chicago Metropolitan Water
Reclamation District, GO
Unlimted Tax Capital
Improvement Bonds	5.00	12/1/44	3,000,000		3,377,010
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Corp.)	5.10	3/1/28	3,500,000		3,665,340

Illinois,
GO	5.50	7/1/38	4,750,000		5,052,242
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000		5,019,940
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000		10,396,693
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000		3,826,192
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,402,300
Illinois Finance Authority,
Revenue (Sherman Health
Systems) (Prerefunded)	5.50	8/1/17	1,000,000	b	1,079,050
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000		6,449,220
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	1,500,000		1,709,505
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000		3,613,260
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000		3,620,087
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	7,600,000		9,036,704
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/27	7,500,000		8,547,150
University of Illinois Board of
Trustees, Auxiliary Facilities

System Revenue (University of
Illinois)	5.00	4/1/44	2,500,000	2,734,925
Indiana--.5%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,815,004
Iowa--.4%
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/23	2,500,000	2,957,875
Kentucky--2.4%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,631,125
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	4,000,000	4,619,360
University of Kentucky,
General Receipts Bonds	5.25	10/1/17	7,845,000	8,491,899
Louisiana--2.3%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,941,650
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	3,250,000	3,599,863
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,250,380
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	5,000,000	5,178,950
Tobacco Settlement Financing
Corporation of Louisiana,

Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	4,500,000		5,013,585
Maine--.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000		1,496,737
Maryland--5.4%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000		1,818,042
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000		1,738,482
Baltimore,
Project Revenue (Wastewater
Projects)	5.00	7/1/23	1,000,000		1,178,360
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000		702,500
Baltimore,
Subordinate Project Revenue
(Water Projects) (Prerefunded)	5.75	7/1/19	750,000	b	873,877
Howard County,
COP	8.15	2/15/20	605,000		775,592
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000		1,517,565
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000		3,027,210
Maryland Community Development
Administration, Department of
Housing and Community

Development, Housing Revenue	5.95	7/1/23	970,000		972,037
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	2,000,000		2,183,360
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000		1,092,850
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory
Project)	5.00	6/1/20	1,000,000		1,159,850
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		2,874,375
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000		1,078,780
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)
(Prerefunded)	6.75	7/1/19	2,500,000	b	2,998,725
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000		1,394,525
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000		1,116,800
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,725,630
Maryland Health and Higher

Educational Facilities
Authority, Revenue (MedStar
Health Issue)	5.00	8/15/38	1,000,000		1,117,580
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	3,635,000		4,342,335
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)
(Prerefunded)	6.00	1/1/18	3,005,000	b	3,323,981
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)
(Prerefunded)	5.75	1/1/18	2,500,000	b	2,750,825
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		3,002,250
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/26	1,000,000		1,159,080
Massachusetts--1.5%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,621,200
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,456,684
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		2,024,452
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking

Revenue	5.00	7/1/23	2,000,000		2,328,280
Michigan--5.2%
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000	c	971,634
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	920,000		716,432
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		822,859
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,176,260
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	c	6,036,505
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)
(Prerefunded)	5.00	1/1/17	4,555,000	b	4,775,462
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		2,961,800
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,947,950
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,621,450
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000		1,695,255
Michigan Finance Authority,
Local Government Loan Program

Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000		3,357,120
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000		1,686,592
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	2,265,000	e	1,132,228
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,608,100
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/29	1,700,000		1,960,168
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000		3,378,450
Minnesota--4.1%
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance

Guarantee Corp.) (Escrowed to
Maturity)	0.00	2/1/17	340,000	c	337,375
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Corp.)	6.50	11/15/38	2,525,000		2,861,204
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Corp.) (Prerefunded)	6.50	11/15/18	475,000	b	550,212
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000		1,155,580
Minnesota,
911 Revenue (Public Safety
Radio Communications System
Project)	5.00	6/1/25	1,000,000		1,127,370
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000		1,104,990
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000		1,048,740
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000		1,662,105
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000		1,885,878
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,860,475
Northfield,
HR	5.38	11/1/31	1,240,000		1,278,031
Rochester,
Health Care Facilities Revenue

(Mayo Clinic)	4.50	11/15/21	1,000,000		1,156,040
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,119,630
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Corp.)	5.50	5/1/39	2,000,000		2,174,880
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health
Services) (Prerefunded)	5.75	7/1/18	1,000,000	b	1,121,910
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health
Services) (Prerefunded)	5.75	7/1/19	3,000,000	b	3,486,300
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		794,333
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	c	3,576,925
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,181,140
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,696,215
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000	e	10,972
Willmar,
GO, HR (Rice Memorial Hospital
Project)	5.00	2/1/24	1,000,000		1,161,320
Missouri--1.3%

Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,455,970
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care)	5.00	6/1/29	4,000,000		4,620,840
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie State
Project)	5.00	12/1/31	2,000,000		2,303,600
Nebraska--.2%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2)	5.00	1/1/30	1,380,000		1,573,310
Nevada--.4%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/42	2,500,000		2,834,125
New Hampshire--.2%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.38	10/1/33	1,920,000	d	1,826,400
New Jersey--2.2%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/28	2,250,000		2,380,387
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/29	1,400,000		1,512,280
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/31	4,000,000		4,275,400
New Jersey Health Care Facilities
Financing Authority, Revenue

(Virtua Health Issue)	5.00	7/1/29	1,000,000		1,143,790
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		100,535
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,809,050
New Jersey Turnpike Authority,
Turnpike Revenue (Escrowed to
Maturity)	6.50	1/1/16	65,000		65,356
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.16	1/1/30	2,500,000	d	2,325,000
New Mexico--.6%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.88	8/1/19	5,000,000	d	4,970,250
New York--8.4%
Long Island Power Authority,
Electric System General
Revenue (Prerefunded)	6.00	5/1/19	5,000,000	b	5,856,500
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		2,171,105
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,914,000
New York City,
GO	5.00	4/1/23	2,055,000		2,451,163
New York City,
GO	5.00	8/1/24	2,930,000		3,540,583
New York City,
GO	5.00	3/1/25	3,300,000		4,000,359
New York City,
GO	5.00	8/1/25	3,510,000		4,169,354
New York City,
GO	5.00	8/1/25	2,500,000		3,039,025
New York City,
GO	5.00	8/1/28	1,000,000		1,123,690

New York City,
GO	5.00	10/1/36	2,500,000		2,888,750
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,884,925
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	4,000,000	f	4,102,720
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		2,986,150
New York State Dormitory Authority,
State Personal Income Tax
Revenue (General Purpose)	5.00	2/15/31	9,090,000		10,739,381
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.67	4/1/34	2,100,000	d	2,005,500
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,392,260
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/39	5,000,000		5,768,700
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/19	4,000,000		4,595,000
North Carolina--1.5%
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,947,823
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)
(Prerefunded)	5.00	6/1/16	1,000,000	b	1,023,610
North Carolina Eastern Municipal

Power Agency, Power System
Revenue (Insured; ACA)
(Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,223,850
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	b	2,599,898
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC) (Escrowed to
Maturity)	0.00	11/1/16	3,055,000	c	3,038,106
Orange Water and Sewer Authority,
Water and Sewer System Revenue
(Prerefunded)	5.00	7/1/16	1,000,000	b	1,027,530
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)
(Prerefunded)	5.00	10/1/19	1,000,000	b	1,147,300
Ohio--5.6%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,871,025
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy Center
Project)	5.00	2/15/21	375,000		429,802
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000		2,322,420
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		4,014,570
Cincinnati,

EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,792,644
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000	1,282,238
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000	2,887,675
Cuyahoga Community College
District, General Receipts
Bonds	5.00	8/1/25	2,500,000	2,828,125
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Corp.)	5.00	5/1/25	2,000,000	2,230,620
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000	1,433,700
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000	2,525,393
Ohio,
Capital Facilities
Lease-Appropriation Revenue
(Mental Health Facilities
Improvement Fund Projects)	5.00	2/1/24	1,800,000	2,081,448
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.50	1/1/43	2,500,000	2,709,425
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000	3,733,489
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/23	40,000	49,382
Ohio Turnpike and Infrastructure
Commission, Junior Lien

Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,278,540
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,765,000	f	1,785,951
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,025,000		2,115,842
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,681,335
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,120,890
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,923,758
Oklahoma--.1%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)
(Prerefunded)	5.25	10/1/16	1,135,000	b	1,180,990
Oregon--.2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,584,982
Pennsylvania--1.1%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		3,042,936
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,067,670
Pennsylvania Higher Educational
Facilities Authority, Revenue

(University of Pennsylvania
Health System) (Prerefunded)	6.00	8/15/18	2,500,000	b	2,834,575
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	b	301,196
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	1,730,000	b	1,929,884
Rhode Island--.4%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/40	3,000,000		3,098,550
South Carolina--1.4%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,780,050
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	7,500,000		8,306,925
Texas--5.6%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,250,767
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,382,290
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,404,700
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/32	800,000		912,504

Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	665,000		671,623
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.63	1/1/33	2,770,000		3,005,561
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.) (Prerefunded)	5.63	1/1/18	2,230,000	b	2,448,473
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	805,000		876,041
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.) (Prerefunded)	5.75	1/1/18	695,000	b	764,882
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/38	5,815,000		6,522,395
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,069,196
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	5,000,000		5,562,150
San Antonio,
Electric and Gas Systems
Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		299,380
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,527,600
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	c	2,303,781

Socorro Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/27	3,705,000		4,445,815
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/31	2,500,000		2,801,200
Virginia--1.3%
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,202,440
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,120,660
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,225,900
Norfolk,
Water Revenue (Prerefunded)	5.00	11/1/18	1,000,000	b	1,117,100
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	460,000		478,101
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	b	220,074
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000		1,062,000
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000		2,282,720

Winchester Economic Development
Authority, HR (Valley Health
System Obligated Group)	5.00	1/1/35	1,560,000		1,753,846
Washington--2.7%
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,438,840
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	5/1/23	4,965,000		6,047,370
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,604,300
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	b	3,965,860
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,571,200
West Virginia--.6%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	4,500,000		5,144,040
Wisconsin--.6%
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,285,900
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,218,140
U.S. Related--.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	c	1,086,250
Guam,

Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,075,880
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000	934,020
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	4,000,000	4,446,960
Total Investments (cost $734,981,950)			97.9%	792,380,133
Cash and Receivables (Net)			2.1%	16,796,277
Net Assets			100.0%	809,176,410

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing--security in default.
f	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $5,888,671 or .7% of net assets.

At November 30, 2015, net unrealized appreciation on investments was $57,398,183 of which $61,190,128 related to appreciated investment securities and $3,791,945 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOT	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	792,380,133	-	792,380,133

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.6%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	1,500,000		1,508,745
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	3,555,100
Alaska--1.6%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	2,650,000		2,230,028
Arizona--7.7%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,319,680
Phoenix Industrial Development
Authority, Education Facility
Revenue (BASIS Schools, Inc.
Projects)	5.00	7/1/45	1,500,000	[b]	1,505,610
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,759,405
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	1,000,000		934,000
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,055,000		2,302,237
California--9.5%

California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		1,204,387
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,000,000		2,207,480
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,142,040
Placentia-Yorba Linda Unified
School District, GO	0.00	8/1/49	11,605,000	[c]	2,787,869
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,826,400
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,280,860
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		2,041,600
Connecticut--2.1%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,716,210
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,237,433
Florida--8.1%
Cape Coral Health Facilities
Authority, Senior Housing
Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,000,000	[b]	1,006,130

Davie,
Educational Facilities Revenue
(Nova Southeastern University
Project)	5.63	4/1/43	1,000,000		1,140,550
Florida Development Finance
Corporation, Educational
Facilities Revenue (Miami Arts
Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,259,975
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000	[b]	1,054,680
Mid-Bay Bridge Authority,
Springing Lien Revenue
(Prerefunded)	7.25	10/1/21	1,500,000	[d]	1,967,685
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	[e]	1,199,720
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,767,775
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	900,000		1,033,947
Georgia--.8%
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/40	1,000,000		1,159,100
Illinois--12.5%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/34	1,000,000		1,096,270
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare

International Airport)	5.63	1/1/35	1,240,000		1,436,800
Chicago,
GO	5.00	1/1/24	1,000,000		1,054,620
Chicago,
GO	5.50	1/1/42	1,000,000		1,048,760
Chicago,
Wastewater Transmission Revenue	5.00	1/1/39	1,000,000		1,077,890
Illinois,
GO	5.50	7/1/38	1,000,000		1,063,630
Illinois,
Sales Tax Revenue	5.00	6/15/24	1,000,000		1,175,630
Illinois Finance Authority,
Revenue (Plymouth Place, Inc.)	5.00	5/15/37	1,000,000		1,011,250
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	1,000,000		1,177,290
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	12/15/28	1,250,000		1,373,600
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	0.00	12/15/51	15,000,000	[c]	2,199,600
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000		1,189,040
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.50	4/1/31	1,000,000		1,161,570
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	1,500,000		1,640,955
Iowa--2.6%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	2,500,000		2,730,100
Tobacco Settlement Authority of

Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		995,670
Louisiana--4.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,623,705
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	3,800,000	[b]	3,830,666
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,128,980
Maine--1.3%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,500,000		1,796,085
Michigan--4.6%
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		1,078,110
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		2,001,000
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	1,000,000		1,119,040
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/36	500,000		546,270
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	1,800,000		1,776,762
Minnesota--1.7%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Care System
Project)	5.00	11/15/25	2,145,000		2,359,307
New Jersey--6.8%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/40	1,250,000		1,314,125
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	1,000,000		1,095,640
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		988,940
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[c]	974,200
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		5,165,974
New Mexico--1.8%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,468,026
New York--4.1%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,051,630

New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,564,200
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,000,000		1,090,260
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,007,460
North Carolina--.8%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,092,560
Ohio--2.8%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		894,180
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	1,500,000		1,397,955
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	1,500,000		1,637,640
Oregon--.8%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,096,350
Pennsylvania--2.4%
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger Health

System))	5.13	6/1/35	2,000,000	[b,f]	2,200,260
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,106,230
Texas--11.2%
Board of Managers, Joint Guadalupe
County, Hospital Mortgage
Improvement Revenue (City of
Seguin Hospital)	5.00	12/1/45	1,000,000		1,011,770
Central Texas Regional Mobility
Authority, Senior Lien Revenue	5.00	1/1/45	1,000,000		1,087,240
Clifton Higher Education Finance
Corporation, Education Revenue
(International Leadership of
Texas)	5.75	8/15/45	1,000,000		1,028,370
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000		1,137,160
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	4.50	12/1/44	1,500,000		1,473,750
Harris County-Houston Sports
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,658,720
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,743,675
Houston,
Airport System Subordinate
Lien Revenue (Insured; XLCA)	0.46	7/1/32	975,000	[g]	903,094
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.) (Prerefunded)	6.25	8/15/19	1,000,000	[d]	1,182,720
North Texas Tollway Authority,

First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	150,000		163,238
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.) (Prerefunded)	5.75	1/1/18	1,025,000	[d]	1,128,064
Tarrant County Cultural Education
Facilities Finance
Corporation, Retirement
Facility Revenue (Buckingham
Senior Living Community, Inc.
Project)	5.25	11/15/35	1,000,000		1,012,740
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000		2,309,647
Virginia--1.2%
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill
Woods Project)	5.13	1/1/43	155,000		160,165
Virginia College Building
Authority, Educational
Facilities Revenue (Marymount
University Project)	5.00	7/1/45	1,000,000	[b]	1,026,880
Virginia College Building
Authority, Educational
Facilities Revenue (Marymount
University Project) (Green
Bonds)	5.00	7/1/45	500,000	[b]	513,440
U.S. Related--2.1%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000		1,935,128
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,000,000		969,000

Total Investments (cost $125,034,967)	94.8%	133,431,677
Cash and Receivables (Net)	5.2%	7,268,285
Net Assets	100.0%	140,699,962

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $15,969,301 or 11.3% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Non-income producing--security in default.
f	Collateral for floating rate borrowings.
g	Variable rate security--interest rate subject to periodic change.

At November 30, 2015, net unrealized appreciation on investments was $8,396,710 of which $11,801,221 related to appreciated investment securities and $3,404,511 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	132,231,957	1,199,720	133,431,677

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 20, 2016

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 20, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)